LIBERTY VARIABLE INVESTMENT TRUST

                    CONONIAL INTERNATIONAL FUND FOR GROWTH

                        SUPPLEMENT DATED OCTOBER 27, 1998

                                       TO

                          PROSPECTUS DATED MAY 1, 1998
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Effective October 27, 1998, the portfolio manager for the Colonial International
Fund for Growth is Gita Rao. Ms. Rao has co-managed the Colonial Global Equity Fund and the Colonial International Horizons Fund since 1996. Prior to joining Colonial in 1995, Ms. Rao was a quantitative research analyst at Fidelity Management & Research Company, and a Vice President in the equity research group at Kidder, Peabody & Company.
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